Deferred Tax Asset and Income Tax (Expense)/Benefit (Details)	6 Months Ended
Jun. 30, 2025
Deferred Tax Asset and Income Tax (Expense)/Benefit [Line Items]
Number of Consecutive years to offset future taxable income	10 years
Malaysia [Member]
Deferred Tax Asset and Income Tax (Expense)/Benefit [Line Items]
Standard corporate income tax rate	24.00%
Singapore [Member]
Deferred Tax Asset and Income Tax (Expense)/Benefit [Line Items]
Standard corporate income tax rate	17.00%
Thailand [Member]
Deferred Tax Asset and Income Tax (Expense)/Benefit [Line Items]
Standard corporate income tax rate	20.00%